Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 69,380.03
Total Fee Amount	69,380.03
Interest Amount	0
Net Fee	$ 0
Total Fee and Interest Amount	69,380.03